Subsequent Event (Details) $ in Thousands, $ in Thousands	May 31, 2027	May 31, 2026	May 31, 2025 CAD ($)	May 31, 2025 USD ($)	Mar. 31, 2025 CAD ($)	Mar. 31, 2024 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Contingent consideration					$ 5,359	$ 4,082
eVerge | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred, acquisition-date fair value			$ 32,292	$ 23,500
Cash consideration			$ 25,834	18,800
Cash transferred, percentage			60.00%
Deferred consideration, payout period			90 days
eVerge | Major business combination | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Contingent consideration			$ 6,458	$ 4,700
eVerge | Major business combination | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Cash transferred, percentage	20.00%	20.00%
Contingent consideration, payable, percentage	50.00%	50.00%